Equity (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 02, 2025 USD ($) $ / shares shares	Jan. 17, 2024 USD ($) $ / shares shares	Nov. 28, 2023 ₪ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 shares	Aug. 06, 2023 $ / shares shares	Aug. 06, 2023 ₪ / shares shares	Aug. 22, 2021 ₪ / shares shares
Equity [Line Items]
Issued ordinary shares	1,290,000
Offering price par value | $ / shares	$ 2.25
Increase its authorized share capital				20,000,000	50,000,000
Gross proceeds (in Dollars) | $	$ 2,900
Increase (decrease) through transactions with owners, equity (in Dollars) | $		$ 4,475		$ 456
Composition of Share Capital [Member]
Equity [Line Items]
Issued ordinary shares			1.064572054			1	1	16,666,666
Offering price par value | (per share)			₪ 0.01			$ 5.612	₪ 0.01	₪ 0.01
Increase its authorized share capital			20,000,000			20,000,000	20,000,000
Aggregate amount of ordinary shares			3,161,779
Options to purchase ordinary shares			1,150,275
Composition of Share Capital [Member] | Stock Split [Member]
Equity [Line Items]
Issued ordinary shares			21,291,441
IPO [Member]
Equity [Line Items]
Issued ordinary shares		1,250,000
Offering price par value | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 5,000
Underwritten Public Offering [Member]
Equity [Line Items]
Issued ordinary shares	1,290,000
Offering price par value | $ / shares	$ 2.25
Gross proceeds (in Dollars) | $	$ 2,900
Net proceeds (in Dollars) | $	$ 2,600
Ordinary Shares [Member] | Composition of Share Capital [Member]
Equity [Line Items]
Issued ordinary shares						4,455,000	4,455,000